Guarantees and Contingent Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liability related to remaining Visa Litigation, carrying amount	$ 65,000,000
Total rental expense for operating leases	295,000,000	291,000,000	277,000,000
Approx weighted-average term of potential future approximate payments guaranteed under standby letter of credit arrangements	20 months
Estimated fair value of standby letters of credit	83,000,000
Long-term borrowings maturity period	through 2013
Reserve For Potential Loss Related To Sale Or Syndication Of Tax-Advantage Investments	84,000,000
Representation and warranty reserve	240,000,000	160,000,000	180,000,000	72,000,000
Increase in representation and warranty reserve primarily due to an increase in the number of loans selected for repurchase review	80,000,000
Unresolved representation and warranty claims	131,000,000	105,000,000
Value of airline tickets purchased to deliver at future date	4,500,000,000
Company held collateral in escrow deposits, letters of credit and indemnities from financial institutions and liens on various assets	515,000,000
Company held collateral in merchant escrow deposits	17,000,000
Liability primarily related to airline processing arrangements	70,000,000
Merchant escrow deposit related to unresolved charge-backs	91,000,000
Guaranteed amount of short term loan related to consolidated variable interest entity	5,000,000,000
Collateralized available-for-sale securities related to tender option program	5,300,000,000
Settlement amount by the Company in exchange for a release of claims	55,000,000
Accrual of potential settlement related to mortgage activities	130,000,000
Amount to Be distributed to borrowers under settlement agreement	80,000,000
Standby letters of credit [Member]
Maximum potential payments	18,500,000,000
Securities lending indemnifications [Member]
Maximum potential payments	5,634,000,000
Assets held as collateral for commitments from securities lending arrangements	5,700,000,000
Contingent consideration arrangements [Member]
Maximum potential payments	14,000,000
Third-party borrowing arrangements [Member]
Maximum potential payments	303,000,000
Asset sales [Member]
Maximum potential payments	2,797,000,000
Merchant processing [Member]
Maximum potential payments	77,804,000,000
Recorded liability for potential losses with unresolved charge-backs	12,000,000
Minimum revenue guarantees [Member]
Maximum potential payments	17,000,000
Recorded liability for losses related to minimum revenue guarantees	15,000,000
Other [Member]
Maximum potential payments	3,466,000,000
Recorded liability for losses related to other financial performance guarantees	$ 19,000,000